ENDORSEMENT OF NOTE RECEIVABLES (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
ENDORSEMENT OF NOTE RECEIVABLES [Line Items]
Endorsed Bank Acceptance Bill	$ 31,991	$ 37,669